LONG-TERM LOANS	6 Months Ended
Dec. 31, 2021
LONG-TERM LOANS
LONG-TERM LOANS
NOTE 8 -     LONG-TERM LOANS

	June 30, 2021	December 31, 2021
		(Unaudited)
MYR denominated loans	842	736
SGD denominated loans	164	203
USD denominated loan	15,000	15,000

	$16,006	$15,939

Less: current portion	(15,308)	(15,371)

	$698	$568

Scheduled principal payments for all outstanding long-term loans as of December 31, 2021 are as follows:

December 31, 2021
(Unaudited)
January 1, 2022 – December 31, 2022	$15,371
January 1, 2023 – December 31, 2023	241
January 1, 2024 – December 31, 2024	125
January 1, 2025 – December 31, 2025	74
January 1, 2026 and onwards	128

$15,939

For the six months ended December 31, 2020 and 2021, interest expenses of long-term loans incurred amounted to $277 and $366 respectively, and nil and nil was capitalized as construction in progress respectively.